Nature of business and organization (Tables)	12 Months Ended
Jun. 30, 2022
Nature of business and organization
Summary of subsidiaries, VIE's and subsidiaries of VIE's

Name	Background	Ownership
Xiangtai BVI	· A British Virgin Islands company	100% owned by Bit Origin *Disposed in April 2022
Xiangtai HK	· A Hong Kong company	100% owned by Xiangtai BVI *Disposed in April 2022
Xiangtai WFOE	· A PRC limited liability company and deemed a wholly foreign-owned enterprise (“WFOE”)	100% owned by Xiangtai HK *Disposed in April 2022
CQ Penglin	· A PRC limited liability company
	· Slaughtering, processing, packing, and selling various processed meat products.	VIE of Xiangtai WFOE *Disposed in April 2022
GA Yongpeng	· A PRC limited liability company
	· Slaughtering, processing, packing and selling various processed meat products.	100% owned by Xiangtai WFOE *Disposed in April 2022
CQ Pengmei	· A PRC limited liability company	100% owned by Xiangtai WFOE *Disposed in April 2022
· Grocery stores selling daily necessities
JMC	· A PRC limited liability company	51 % VIE of Xiangtai WFOE *Disposed in April 2022
· Feed raw materials and formula solutions wholesales.
Silanchi	· A British Virgin Islands company	100% owned by Bit Origin *Disposed in April 2022
Haochuangge	· A Hong Kong company	100% owned by Silanchi *Disposed in April 2022
Gangyixing WFOE	· A PRC limited liability company and deemed a wholly foreign-owned enterprise (“WFOE”)	100% owned by Haochuangge *Disposed in April 2022
Fu Tong Ge	· A PRC limited liability company	VIE of Gangyixing WFOE *Disposed in April 2022
SonicHash Canada	· A Canada company	100% owned by Bit Origin
SonicHash Singapore	· A Singapore company	100% owned by Bit Origin
SonicHash US	· A US company	100% owned by Bit Origin